Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Summary of Income Tax Expense (Benefit)
(1)	Income tax expense (benefit) for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Current income tax expense
Payment of income tax	￦	563,681	621,957	1,301,275
Adjustment in respect of prior years due to change in estimate		48,374	(32,100)	(44,892)
Current income tax directly recognized in equity		(350,348)	93,705	(128,337)

		261,707	683,562	1,128,046

Deferred tax benefit
Generation and realization of temporary differences		(564,801)	(1,845,236)	(1,561,484)
Reclassified from equity to loss		(4,964)	—	—
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		(38,708)	(15,244)	(7,740)
Changes in deferred tax on tax losses carryforwards		(9,175,755)	(1,650,017)	2,012,537
Tax credit carryforwards		34,019	(16,734)	72,371
Amount due to change in tax rate or regulations		73,991	5,836	(9,169)

		(9,676,218)	(3,521,395)	506,515

Income tax expense (benefit)	￦	(9,414,511)	(2,837,833)	1,634,561

Summary of Reconciliation Between Actual Income Tax Expense (Benefit) and Amount Computed by Applying the Statutory Tax Rate
(2)
Reconciliation between actual income tax expense (benefit) and amount computed by applying the statutory tax rate to profit (loss) before income taxes for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Profit (loss) before income tax	￦	(33,843,619)	(7,553,977)	5,256,529

Income tax expense (benefit) computed at applicable tax rate (*1)		(9,306,995)	(1,936,840)	1,363,018
Adjustments
Effect of applying gradual tax rate		(10,362)	(10,362)	(10,362)
Effect of non-taxable income		(9,471)	(26,993)	(86,442)
Effect of non-deductible expenses		39,663	39,411	28,712
Effect of tax losses that are not recognized as deferred tax assets		19,275	—	(797)
Effects of tax credits and deduction		(98,684)	(53,724)	(54,364)
Reversal of unrecognized deferred tax assets, net		(38,708)	(15,244)	(7,740)
Effect of change in deferred tax due to change in tax rate		393,416	211,736	(11,985)
Deduction of deferred tax assets		(85,514)	29,095	—
Deferred tax related to investments in subsidiaries, associates and joint ventures		(375,064)	(1,063,007)	447,833
Others, net		9,559	20,195	11,580

		(155,890)	(868,893)	316,435
Adjustment in respect of prior years due to change in estimate		48,374	(32,100)	(44,892)

Income tax expense (benefit)	￦	(9,414,511)	(2,837,833)	1,634,561

Effective tax rate		(* 2)	(* 2)	(* 2)

(*1)	Applicable tax rates are 26.5%, 25.64% and 25.93% as of December 31, 2022, 2023 and 2024, respectively.

(*2)
The effective tax rate for the year ended December 31, 2022, 2023 is not calculated due to the resulting income tax benefit and the average effective tax rate for the year ended December 31, 2024 is
31.10%.

Summary of Income Tax Directly Adjusted to Shareholders' Equity (Except for Accumulated Other Comprehensive Income (Loss))
(3)	Income tax directly adjusted to equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Dividends of hybrid bond	￦	4,149	—	—
Disposal of subsidiaries		406	—	—

	￦	4,555	—	—

Summary of Income Tax Recognized as Other Comprehensive Income (Loss)
(4)	Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024

		In millions of won
Income tax recognized as other comprehensive income (loss)
Loss on valuation of financial assets at fair value through other comprehensive income	￦	(31,416)	(10,624)	(61,807)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		40,390	4,863	(8,435)
Remeasurement of defined benefit liability		(322,489)	133,134	139,566
Investments in associates		(66,677)	(40,213)	(134,639)
Others		25,289	6,545	(63,022)

	￦	(354,903)	93,705	(128,337)

Summary of Changes in Deferred Income Tax Assets (Liabilities)
(5)	Changes in deferred tax assets (liabilities) recognized in the consolidated statements of financial position for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	199,553	6,597	133,134	—	339,284
Cash flow hedge		(55,340)	29,622	4,863	—	(20,855)
Investments in subsidiaries, associates and joint ventures		(8,377,687)	1,300,263	(40,213)	—	(7,117,637)
Property, plant and equipment		(7,541,638)	534,361	—	—	(7,007,277)
Finance lease		(405,639)	179,943	—	—	(225,696)
Intangible assets		(24,931)	1,526	—	—	(23,405)
Financial assets at fair value through profit or loss		3,457	(5,199)	—	—	(1,742)
Financial assets at fair value through other comprehensive income		21,143	16,839	(10,624)	—	27,358
Deferred revenue		169,980	(13,580)	—	—	156,400
Provisions		7,089,344	(47,684)	—	—	7,041,660
Doubtful receivables		2,474	(74)	—	—	2,400
Other finance liabilities		21,418	(3,426)	—	—	17,992
Gains or losses on foreign exchange translation		134,316	(6,306)	—	—	128,010
Allowance for doubtful accounts		58,235	(2,492)	—	—	55,743
Accrued income		16,614	17,321	—	—	33,935
Special deduction for property, plant and equipment		(215,159)	3,299	—	—	(211,860)
Others		1,487,572	(277,889)	6,545	—	1,216,228

		(7,416,288)	1,733,121	93,705	—	(5,589,462)

Deferred tax on unused tax losses and tax credit
Unused tax losses		11,662,105	1,676,638	—	—	13,338,743
Excess of donation limit		81,046	(34,724)	—	—	46,322
Tax credit		150,409	52,665	—	—	203,064

		11,893,560	1,694,569	—	—	13,588,129

	￦	4,477,272	3,427,690	93,705	—	7,998,667

		2024
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	339,284	384,503	139,566	—	863,353
Cash flow hedge		(20,855)	(126,825)	(8,435)	—	(156,115)
Investments in subsidiaries, associates and joint ventures		(7,117,637)	(597,996)	(134,639)	—	(7,850,272)
Property, plant and equipment		(7,007,277)	(462,457)	—	—	(7,469,734)
Finance lease		(225,696)	683	—	—	(225,013)
Intangible assets		(23,405)	(3,168)	—	—	(26,573)
Financial assets at fair value through profit or loss		(1,742)	1,012	—	—	(730)
Financial assets at fair value through other comprehensive income		27,358	18,110	(61,807)	—	(16,339)
Deferred revenue		156,400	1,705,918	—	—	1,862,318
Provisions		7,041,660	561,988	—	—	7,603,648
Doubtful receivables		2,400	(136)	—	—	2,264
Other finance liabilities		17,992	(561)	—	—	17,431
Gains or losses on foreign exchange translation		128,010	87,265	—	—	215,275
Allowance for doubtful accounts		55,743	12,078	—	—	67,821
Accrued income		33,935	(48,467)	—	—	(14,532)
Special deduction for property, plant and equipment		(211,860)	542	—	—	(211,318)
Others		1,216,228	166,914	(63,022)	—	1,320,120

		(5,589,462)	1,699,403	(128,337)	—	(4,018,396)

Deferred tax on unused tax losses and tax credit
Unused tax losses		13,338,743	(2,038,156)	—	—	11,300,587
Excess of donation limit		46,322	(4,112)	—	—	42,210
Tax credit		203,064	(35,313)	—	—	167,751

		13,588,129	(2,077,581)	—	—	11,510,548

	￦	7,998,667	(378,178)	(128,337)	—	7,492,152

Summary of Deferred Income Tax Assets (Liabilities)
(6)	Deferred tax assets (liabilities) recognized in the consolidated statements of fi n ancial position as of December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Deferred tax assets	￦	13,161,802	13,436,624
Deferred tax liabilities		(5,163,135)	(5,944,472)

	￦	7,998,667	7,492,152

Summary of Deductible Temporary Differences, Tax Losses and Unused Tax Credits for Which No Deferred Income Tax Assets Were Recognized
(7)	Details of deductible temporary differences, tax losses and unused tax credits for which no deferred tax assets were recognized as of December 31, 2023 and 2024 are as follows:

		2023	2024

		In millions of won
Deductible temporary differences and others	￦	1,811,062	1,416,650